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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               -----------

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:

 /s/ Peter Nussbaum          Stamford, Connecticut       August 15, 2011
---------------------      ------------------------     -----------------
    [Signature]                  [City, State]               [Date]


Report  type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

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
Report  Summary:

Number of Other Included Managers:           1
                                            -----------

Form 13F Information Table Entry Total:      72*
                                            -----------

Form 13F Information Table Value Total:      $295,289
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                                            (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form  13F  File  Number     Name
1      28-13297                    S.A.C.  Capital  Advisors,  L.P.

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*    Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

                                      - 1 -
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
                             COLUMN 2 COLUMN 3   COLUMN 4    COLUMN 5              COLUMN 6     COLUMN 7            COLUMN 8
                                                               SH
                             TITLE OF              VALUE     OR PRN  SH / PUT /   INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP    (X$1000)    AMOUNT  PRN  CALL    DISCRETION   MANAGERS      SOLE    SHARED    NONE
BRIGHAM EXPLORATION CO       Common   109178103    1047.55     35000 SH         Shared-Defined        1                35000
CATERPILLAR INC DEL          Option   149123901       5323     50000      Call  Shared-Defined        1                50000
CELGENE CORP                 Common   151020104     1206.4     20000 SH         Shared-Defined        1                20000
DU PONT E I DE NEMOURS & CO  Common   263534109   3107.875     57500 SH         Shared-Defined        1                57500
FASTENAL CO                  Option   311900904      14396    400000      Call  Shared-Defined        1               400000
GARDNER DENVER INC           Common   365558105    4622.75     55000 SH         Shared-Defined        1                55000
GOLDCORP INC NEW             Common   380956409     3861.6     80000 SH         Shared-Defined        1                80000
HELMERICH & PAYNE INC        Common   423452101       3306     50000 SH         Shared-Defined        1                50000
IAMGOLD CORP                 Common   450913108       2345    125000 SH         Shared-Defined        1               125000
KEEGAN RES INC               Common   487275109  388.08758     50000 SH         Shared-Defined        1                50000
KINROSS GOLD CORP            Common   496902404       4582    290000 SH         Shared-Defined        1               290000
KINROSS GOLD CORP            Option   496902954       2528    160000      Put   Shared-Defined        1               160000
MOLYCORP INC DEL             Common   608753109      610.6     10000 SH         Shared-Defined        1                10000
NEW GOLD INC CDA             Common   644535106    2623.95    255000 SH         Shared-Defined        1               255000
NORTHGATE MINERALS CORP      Common   666416102  922.41683    355000 SH         Shared-Defined        1               355000
NUCOR CORP                   Common   670346105    1545.75     37500 SH         Shared-Defined        1                37500
OASIS PETE INC NEW           Common   674215108    1098.16     37000 SH         Shared-Defined        1                37000
OCCIDENTAL PETE CORP DEL     Common   674599105    5097.96     49000 SH         Shared-Defined        1                49000
ONYX PHARMACEUTICALS INC     Option   683399959     6177.5    175000      Put   Shared-Defined        1               175000
OWENS CORNING NEW            Common   690742101    1606.05     43000 SH         Shared-Defined        1                43000
PACCAR INC                   Option   693718908       5109    100000      Call  Shared-Defined        1               100000
PEABODY ENERGY CORP          Option   704549904     1767.3     30000      Call  Shared-Defined        1                30000
PRUDENTIAL FINL INC          Common   744320102    7376.44    116000 SH         Shared-Defined        1               116000
RELIANCE STEEL & ALUMINUM CO Common   759509102   1365.375     27500 SH         Shared-Defined        1                27500
RIO TINTO PLC                Common   767204100     3977.6     55000 SH         Shared-Defined        1                55000
ROYAL DUTCH SHELL PLC        Common   780259206   8997.945    126500 SH         Shared-Defined        1               126500
SCHLUMBERGER LTD             Common   806857108     4492.8     52000 SH         Shared-Defined        1                52000
STEEL DYNAMICS INC           Common   858119100     568.75     35000 SH         Shared-Defined        1                35000
TECK RESOURCES LTD           Common   878742204       5074    100000 SH         Shared-Defined        1               100000
TEVA PHARMACEUTICAL INDS LTD Common   881624209     5304.2    110000 SH         Shared-Defined        1               110000
TIMKEN CO                    Common   887389104       1386     27500 SH         Shared-Defined        1                27500
US BANCORP DEL               Common   902973304    5739.75    225000 SH         Shared-Defined        1               225000
VEECO INSTRS INC DEL         Common   922417100     726.15     15000 SH         Shared-Defined        1                15000
WHITING PETE CORP NEW        Common   966387102    2219.49     39000 SH         Shared-Defined        1                39000
ABB LTD                      Common   000375204       2595    100000 SH         Shared-Defined        1               100000
AIR PRODS & CHEMS INC        Common   009158106    9749.16    102000 SH         Shared-Defined        1               102000
AIRGAS INC                   Common   009363102       1751     25000 SH         Shared-Defined        1                25000
ALCOA INC                    Common   013817101       1586    100000 SH         Shared-Defined        1               100000
ANADARKO PETE CORP           Common   032511107   2172.308     28300 SH         Shared-Defined        1                28300
ARCH COAL INC                Common   039380100    1799.55     67500 SH         Shared-Defined        1                67500
ARKANSAS BEST CORP DEL       Common   040790107     1423.8     60000 SH         Shared-Defined        1                60000
ASHLAND INC NEW              Common   044209104      969.3     15000 SH         Shared-Defined        1                15000
AUXILIUM PHARMACEUTICALS INC Common   05334D107       2940    150000 SH         Shared-Defined        1               150000
BHP BILLITON PLC             Common   05545E212  11097.845    141500 SH         Shared-Defined        1               141500
BAKER HUGHES INC             Common   057224107     5079.2     70000 SH         Shared-Defined        1                70000
CAPITALSOURCE INC            Common   14055X102     1612.5    250000 SH         Shared-Defined        1               250000
DAQO NEW ENERGY CORP         Common   23703Q104 2835.32816    361649 SH         Shared-Defined        1               361649
DAVITA INC                   Common   23918K108     6928.8     80000 SH         Shared-Defined        1                80000
EXXON MOBIL CORP             Common   30231G102    1953.12     24000 SH         Shared-Defined        1                24000
FREEPORT-MCMORAN COPPER & GO Common   35671D857       3174     60000 SH         Shared-Defined        1                60000
GEN-PROBE INC NEW            Common   36866T103    5877.75     85000 SH         Shared-Defined        1                85000
GOOGLE INC                   Common   38259P508 10325.0882     20390 SH         Shared-Defined        1                20390
HESS CORP                    Common   42809H107    10279.5    137500 SH         Shared-Defined        1               137500
INTERMUNE INC                Common   45884X103 4803.93585    134001 SH         Shared-Defined        1               134001
IVANHOE MINES LTD            Common   46579N103     1138.5     45000 SH         Shared-Defined        1                45000
JPMORGAN CHASE & CO          Common   46625H100    6181.94    151000 SH         Shared-Defined        1               151000
MARKET VECTORS ETF TR        Common   57060U100   5158.755     94500 SH         Shared-Defined        1                94500
MOMENTA PHARMACEUTICALS INC  Option   60877T950       1946    100000      Put   Shared-Defined        1               100000
MOSAIC CO NEW                Common   61945C103   6671.405     98500 SH         Shared-Defined        1                98500
SPDR SERIES TRUST            Option   78464A955     6246.9     90000      Put   Shared-Defined        1                90000
SELECT SECTOR SPDR TR        Common   81369Y704     1489.6     40000 SH         Shared-Defined        1                40000
SELECT SECTOR SPDR TR        Option   81369Y954       5586    150000      Put   Shared-Defined        1               150000
SOLAZYME INC                 Common   83415T101      689.1     30000 SH         Shared-Defined        1                30000
SOUTHERN COPPER CORP         Common   84265V105      657.4     20000 SH         Shared-Defined        1                20000
STILLWATER MNG CO            Common   86074Q102      880.4     40000 SH         Shared-Defined        1                40000
STILLWATER MNG CO            Option   86074Q952    878.199     39900      Put   Shared-Defined        1                39900
VERTEX PHARMACEUTICALS INC   Common   92532F100    7018.65    135000 SH         Shared-Defined        1               135000
VIMPELCOM LTD                Common   92719A106  15798.156   1238100 SH         Shared-Defined        1              1238100
YAMANA GOLD INC              Common   98462Y100     1977.1    170000 SH         Shared-Defined        1               170000
XL GROUP PLC                 Common   G98290102   5831.294    265300 SH         Shared-Defined        1               265300
ACE LTD                      Common   H0023R105   13756.38    209000 SH         Shared-Defined        1               209000
LYONDELLBASELL INDUSTRIES N  Common   N53745100    3929.04    102000 SH         Shared-Defined        1               102000